BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accumulated depreciation of equipment and furnishings	$ 585,000	$ 646,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	9,726	0
Preferred stock, shares outstanding	9,726	0
Preferred stock liquidation preference	$ 9,726,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,500,000,000	1,500,000,000
Common stock, shares issued	158,670,223	100,439,841
Common stock, shares outstanding	158,670,223	100,439,841